UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Courtney R. Taylor

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund Investment portfolio May 31, 2014 unaudited

Bonds, notes & other debt instruments 92.70%

U.S. Treasury bonds & notes 55.03%	Principal amount	Value
U.S. Treasury 45.19%	(000)	(000)

U.S. Treasury 2.625% 2014	$ 55,225	$ 55,458
U.S. Treasury 0.375% 2015	18,700	18,754
U.S. Treasury 1.875% 2015	11,435	11,651
U.S. Treasury 11.25% 2015	45,265	48,825
U.S. Treasury 0.25% 2016	23,400	23,354
U.S. Treasury 0.625% 2016	8,190	8,221
U.S. Treasury 1.00% 2016	10,750	10,873
U.S. Treasury 1.50% 2016	94,050	96,203
U.S. Treasury 1.50% 2016[1]	76,675	78,421
U.S. Treasury 2.125% 2016	58,100	59,977
U.S. Treasury 2.375% 2016	30,700	31,869
U.S. Treasury 4.50% 2016	14,950	16,028
U.S. Treasury 4.625% 2016	49,175	54,056
U.S. Treasury 5.125% 2016	10,025	10,956
U.S. Treasury 7.50% 2016	26,275	30,736
U.S. Treasury 0.625% 2017	44,250	43,837
U.S. Treasury 0.75% 2017	66,250	66,074
U.S. Treasury 0.875% 2017	43,000	43,249
U.S. Treasury 1.00% 2017	27,000	27,207
U.S. Treasury 2.75% 2017	41,000	43,366
U.S. Treasury 3.25% 2017	15,140	16,213
U.S. Treasury 4.625% 2017	58,475	64,700
U.S. Treasury 8.875% 2017	11,625	14,570
U.S. Treasury 1.25% 2018	22,000	21,893
U.S. Treasury 1.25% 2018	22,000	21,865
U.S. Treasury 1.375% 2018	28,855	28,850
U.S. Treasury 1.375% 2018	7,600	7,613
U.S. Treasury 1.50% 2018	21,750	21,929
U.S. Treasury 2.375% 2018	35,000	36,608
U.S. Treasury 1.50% 2019	44,000	44,077
U.S. Treasury 1.50% 2019	43,750	43,858
U.S. Treasury 1.625% 2019	43,750	44,025
U.S. Treasury 1.125% 2020	56,500	54,406
U.S. Treasury 1.25% 2020	56,500	54,900
U.S. Treasury 1.375% 2020	47,500	46,279
U.S. Treasury 2.00% 2020	4,950	4,976
U.S. Treasury 8.75% 2020	5,255	7,396
U.S. Treasury 2.25% 2021	224,250	227,520
U.S. Treasury 8.00% 2021	350	494
U.S. Treasury 1.625% 2022	80,258	76,051
U.S. Treasury 1.625% 2022	71,479	68,052
U.S. Treasury 2.00% 2023	51,498	50,131
U.S. Treasury 2.50% 2023	259,425	261,778
U.S. Treasury 2.75% 2023	340,900	350,582
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.75% 2024	$192,700	$ 197,745
U.S. Treasury 6.25% 2030	5,250	7,494
U.S. Treasury 4.75% 2037	23,750	29,966
U.S. Treasury 5.00% 2037	8,600	11,207
U.S. Treasury 4.375% 2038	33,500	40,150
U.S. Treasury 2.875% 2043	51,109	46,833
U.S. Treasury 3.125% 2043	21,250	20,519
U.S. Treasury 3.625% 2043	35,100	37,189
U.S. Treasury 3.375% 2044	3,650	3,686
U.S. Treasury 3.625% 2044	3,450	3,653
		2,746,323
U.S. Treasury inflation-protected securities[2] 9.84%

U.S. Treasury Inflation-Protected Security 2.00% 2014	85,225	85,824
U.S. Treasury Inflation-Protected Security 0.50% 2015	107,203	108,917
U.S. Treasury Inflation-Protected Security 1.625% 2015	27,955	28,497
U.S. Treasury Inflation-Protected Security 0.125% 2016	44,149	45,342
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,806	25,155
U.S. Treasury Inflation-Protected Security 0.125% 2022	7,777	7,832
U.S. Treasury Inflation-Protected Security 0.125% 2023	7,574	7,558
U.S. Treasury Inflation-Protected Security 0.375% 2023	13,816	14,113
U.S. Treasury Inflation-Protected Security 0.625% 2024	105,426	109,397
U.S. Treasury Inflation-Protected Security 2.125% 2041	16,047	20,453
U.S. Treasury Inflation-Protected Security 1.375% 2044	132,471	144,703
		597,791
Total U.S. Treasury bonds & notes		3,344,114
Federal agency mortgage-backed obligations[3] 22.43%

Fannie Mae 3.307% 2017[4]	3,981	4,223
Fannie Mae 10.50% 2018	339	382
Fannie Mae 5.50% 2023	1,479	1,617
Fannie Mae 6.00% 2024	815	905
Fannie Mae 10.552% 2025[4]	553	622
Fannie Mae 6.00% 2026	46	52
Fannie Mae 2.50% 2027	4,474	4,562
Fannie Mae 2.50% 2027	2,155	2,197
Fannie Mae 3.00% 2027	25,815	26,875
Fannie Mae 3.00% 2027	864	899
Fannie Mae 6.50% 2027	1,668	1,887
Fannie Mae 6.50% 2027	645	729
Fannie Mae 5.00% 2028	798	881
Fannie Mae 4.50% 2029[5]	3,620	3,848
Fannie Mae 8.00% 2031	904	1,067
Fannie Mae 2.224% 2033[4]	798	838
Fannie Mae 2.405% 2035[4]	429	457
Fannie Mae 2.517% 2036[4]	1,069	1,128
Fannie Mae 2.213% 2037[4]	605	644
Fannie Mae 6.50% 2037	669	746
Fannie Mae 6.50% 2037	597	665
Fannie Mae 6.50% 2037	222	248
Fannie Mae 7.00% 2037	792	900
Fannie Mae 7.00% 2037	419	476
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 7.00% 2037	$ 12	$ 14
Fannie Mae 7.50% 2037	102	118
Fannie Mae 2.348% 2038[4]	3,061	3,270
Fannie Mae 5.50% 2038	9,550	10,636
Fannie Mae 6.00% 2038	502	560
Fannie Mae 7.00% 2038	1,398	1,587
Fannie Mae 3.253% 2040[4]	6,881	7,398
Fannie Mae 3.561% 2040[4]	893	956
Fannie Mae 4.198% 2040[4]	2,256	2,404
Fannie Mae 4.379% 2040[4]	3,676	3,929
Fannie Mae 5.00% 2040	1,015	1,134
Fannie Mae 3.227% 2041[4]	5,970	6,311
Fannie Mae 3.437% 2041[4]	3,050	3,230
Fannie Mae 3.522% 2041[4]	4,389	4,602
Fannie Mae 3.794% 2041[4]	4,649	4,991
Fannie Mae 4.00% 2041	21,338	22,754
Fannie Mae 4.00% 2041	5,993	6,356
Fannie Mae 4.50% 2041	4,278	4,645
Fannie Mae 5.00% 2041	3,065	3,435
Fannie Mae 5.00% 2041	2,369	2,655
Fannie Mae 5.00% 2041	1,568	1,757
Fannie Mae 5.00% 2041	1,064	1,192
Fannie Mae 2.94% 2042[4]	5,394	5,579
Fannie Mae 3.50% 2042	10,659	11,001
Fannie Mae 3.50% 2042	8,525	8,794
Fannie Mae 4.00% 2042	14,947	15,938
Fannie Mae 4.00% 2042	873	931
Fannie Mae 2.514% 2043[4]	4,242	4,278
Fannie Mae 3.00% 2043	25,449	25,208
Fannie Mae 3.00% 2043	22,202	21,991
Fannie Mae 3.00% 2043	14,274	14,139
Fannie Mae 3.00% 2043	11,580	11,470
Fannie Mae 3.00% 2043	11,212	11,147
Fannie Mae 3.00% 2043	7,589	7,517
Fannie Mae 3.00% 2043	7,315	7,246
Fannie Mae 3.00% 2043	5,664	5,610
Fannie Mae 3.00% 2043	4,933	4,886
Fannie Mae 3.00% 2043	4,112	4,088
Fannie Mae 3.00% 2043	3,878	3,841
Fannie Mae 4.00% 2043	43,169	45,961
Fannie Mae 4.00% 2043	6,986	7,446
Fannie Mae 3.50% 2044[5]	322,495	331,046
Fannie Mae 3.50% 2044[5]	90,200	92,916
Fannie Mae 4.00% 2044	13,203	14,061
Fannie Mae 4.00% 2044[5]	11,900	12,607
Fannie Mae 4.00% 2044	6,240	6,653
Fannie Mae 4.50% 2044[5]	83,854	90,667
Fannie Mae 7.029% 2047[4]	390	419
Fannie Mae, Series 2001-4, Class NA, 10.41% 2025[4]	146	162
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	453	500
Fannie Mae, Series 2001-20, Class E, 9.557% 2031[4]	19	22
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,026	1,034
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,289	7,107
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	$ 2,025	$ 1,777
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,446	1,315
Fannie Mae, Series 2006-65, Class PF, 0.43% 2036[4]	1,794	1,798
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	277	306
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	2,200	2,419
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,015	1,115
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[4]	437	488
Government National Mortgage Assn. 10.00% 2019	210	239
Government National Mortgage Assn. 10.00% 2021	84	96
Government National Mortgage Assn. 3.00% 2026	21,501	22,518
Government National Mortgage Assn. 3.00% 2027	6,269	6,566
Government National Mortgage Assn. 6.50% 2029	1,073	1,227
Government National Mortgage Assn. 6.50% 2032	991	1,137
Government National Mortgage Assn. 6.50% 2037	711	804
Government National Mortgage Assn. 5.50% 2038	1,219	1,360
Government National Mortgage Assn. 5.50% 2038	158	171
Government National Mortgage Assn. 6.00% 2038	1,184	1,338
Government National Mortgage Assn. 6.50% 2038	693	784
Government National Mortgage Assn. 6.50% 2038	660	746
Government National Mortgage Assn. 6.50% 2038	552	625
Government National Mortgage Assn. 6.50% 2038	406	460
Government National Mortgage Assn. 3.50% 2039[4]	3,582	3,759
Government National Mortgage Assn. 4.00% 2039	1,061	1,136
Government National Mortgage Assn. 5.00% 2039	3,365	3,697
Government National Mortgage Assn. 6.00% 2039	7,496	8,523
Government National Mortgage Assn. 6.50% 2039	1,076	1,263
Government National Mortgage Assn. 4.50% 2040	2,489	2,719
Government National Mortgage Assn. 5.00% 2040	1,562	1,715
Government National Mortgage Assn. 5.00% 2040	737	809
Government National Mortgage Assn. 5.50% 2040	10,628	12,060
Government National Mortgage Assn. 3.50% 2041	1,300	1,336
Government National Mortgage Assn. 4.00% 2041	360	374
Government National Mortgage Assn. 4.50% 2041	29,352	32,059
Government National Mortgage Assn. 5.00% 2041	16,671	18,336
Government National Mortgage Assn. 5.00% 2041	235	251
Government National Mortgage Assn. 5.50% 2041	1,098	1,186
Government National Mortgage Assn. 5.50% 2041	543	588
Government National Mortgage Assn. 5.50% 2041	354	383
Government National Mortgage Assn. 6.00% 2041	95	104
Government National Mortgage Assn. 6.50% 2041	6,698	7,372
Government National Mortgage Assn. 3.50% 2042	825	848
Government National Mortgage Assn. 4.00% 2042	6,031	6,374
Government National Mortgage Assn. 4.00% 2042	3,034	3,206
Government National Mortgage Assn. 3.50% 2043	7,396	7,702
Government National Mortgage Assn. 4.00% 2043	14,513	15,520
Government National Mortgage Assn. 5.922% 2058	12,445	13,360
Government National Mortgage Assn. 6.172% 2058	184	196
Government National Mortgage Assn. 6.22% 2058	3,049	3,249
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	3,133	3,247
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	4,838	5,255
Government National Mortgage Assn., Series 2003, 6.116% 2058	2,819	3,045
Freddie Mac 10.00% 2025	255	284
Freddie Mac 6.00% 2026	629	701
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 6.00% 2027	$ 3,012	$ 3,359
Freddie Mac 2.472% 2035[4]	2,466	2,620
Freddie Mac 2.375% 2036[4]	798	847
Freddie Mac 2.064% 2037[4]	339	357
Freddie Mac 5.50% 2037	92	102
Freddie Mac 6.50% 2037	312	348
Freddie Mac 4.858% 2038[4]	734	784
Freddie Mac 5.50% 2038	8,127	9,019
Freddie Mac 5.50% 2038	295	328
Freddie Mac 5.50% 2039	7,680	8,522
Freddie Mac 3.225% 2041[4]	4,357	4,608
Freddie Mac 3.402% 2041[4]	5,662	5,991
Freddie Mac 5.00% 2041	7,426	8,303
Freddie Mac 2.57% 2042[4]	6,620	6,689
Freddie Mac 2.581% 2042[4]	2,928	3,013
Freddie Mac 2.081% 2043[4]	2,556	2,616
Freddie Mac 2.352% 2043[4]	12,594	12,582
Freddie Mac 2.429% 2043[4]	4,802	4,832
Freddie Mac 4.00% 2043	11,459	12,183
Freddie Mac 4.00% 2043	10,297	10,947
Freddie Mac 4.00% 2043	5,415	5,757
Freddie Mac 4.00% 2043	4,361	4,641
Freddie Mac 4.00% 2043	2,717	2,889
Freddie Mac 4.00% 2043	2,036	2,165
Freddie Mac 4.00% 2044	4,586	4,881
Freddie Mac 4.50% 2044[5]	30,475	32,951
Freddie Mac, Series 2356, Class GD, 6.00% 2016	466	486
Freddie Mac, Series 2289, Class NA, 10.236% 2020[4]	66	70
Freddie Mac, Series 2289, Class NB, 9.721% 2022[4]	31	35
Freddie Mac, Series 1567, Class A, 0.551% 2023[4]	18	18
Freddie Mac, Series 2626, Class NG, 3.50% 2023	87	91
Freddie Mac, Series 1617, Class PM, 6.50% 2023	432	488
Freddie Mac, Series 2153, Class GG, 6.00% 2029	803	898
Freddie Mac, Series 3061, Class PN, 5.50% 2035	924	1,011
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,559	2,395
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,246	1,186
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,024	939
Freddie Mac, Series 3156, Class PF, 0.401% 2036[4]	3,039	3,041
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,679	1,876
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,969	2,206
Freddie Mac, Series 3272, Class PA, 6.00% 2037	1,862	2,077
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	14,011	14,700
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	18,854	21,166
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	15,435	16,247
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	5,805	6,149
National Credit Union Administration, Series 2010-R2, Class 1A, 0.522% 2017[4]	720	722
National Credit Union Administration, Series 2011-R3, Class 1A, 0.55% 2020[4]	1,536	1,542
National Credit Union Administration, Series 2011-R1, Class 1A, 0.602% 2020[4]	912	917
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.702% 2048[4,6]	689	689
		1,363,276
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes 15.24%	(000)	(000)

Freddie Mac 1.75% 2015	$33,375	$34,039
Freddie Mac 1.00% 2017	18,525	18,581
Freddie Mac 1.25% 2019	51,820	50,542
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014[3]	420	420
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	3,359	3,391
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	2,112	2,169
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	3,300	3,390
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,225	3,329
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[3]	4,425	4,399
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	3,250	3,235
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[3]	2,480	2,490
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[3]	1,870	1,898
Freddie Mac, Series KGRP, Class A, multifamily 0.53% 2020[3,4]	3,132	3,139
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[3,4]	2,722	2,732
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	3,041	3,133
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	1,420	1,478
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[3]	3,209	3,361
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	3,591	3,747
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	2,085	2,181
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,715	2,878
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,029	2,025
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	4,300	4,397
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[3]	15,140	14,735
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	4,425	4,327
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	21,325	20,936
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[3]	15,580	15,310
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[3]	5,000	4,947
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,682	2,794
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[3]	3,297	3,434
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	6,200	6,102
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[3]	3,634	3,724
Freddie Mac, Series K033, Class A1, multifamily 2.871% 2023[3]	16,507	17,197
Freddie Mac, Series K032, Class A1, multifamily 3.016% 2023[3]	4,680	4,921
Freddie Mac, Series K033, Class A2, multifamily 3.06% 2023[3,4]	17,165	17,494
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[3]	4,000	4,112
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[3,4]	7,305	7,563
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[3,4]	15,487	16,081
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[3,4]	52,000	53,974
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	7,200	7,502
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4]	79,000	82,702
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,4]	2,420	2,548
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[3,4]	2,415	2,543
Federal Home Loan Bank 0.375% 2015	61,000	61,154
Federal Home Loan Bank 2.75% 2015	8,500	8,670
Federal Home Loan Bank 0.375% 2016	28,875	28,915
Federal Home Loan Bank 0.625% 2016	12,020	12,023
Federal Home Loan Bank 3.375% 2023	14,160	14,821
Federal Home Loan Bank 5.50% 2036	700	894
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,916
Federal Farm Credit Banks 1.625% 2014	33,225	33,448
Federal Farm Credit Banks 0.201% 2017[4]	10,825	10,827
Federal Farm Credit Banks 0.205% 2017[4]	8,861	8,863
Federal Farm Credit Banks 0.60% 2017	74,292	73,821
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Tennessee Valley Authority 1.875% 2022	$ 18,350	$ 17,262
TVA Southaven 3.846% 2033[3]	3,053	3,188
Tennessee Valley Authority 4.65% 2035	3,930	4,336
Tennessee Valley Authority 5.88% 2036	2,750	3,561
Tennessee Valley Authority 5.25% 2039	11,000	13,265
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,403
Tennessee Valley Authority, Series B, 3.50% 2042	14,670	13,443
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,646
Fannie Mae 7.125% 2030	3,000	4,390
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	4,750	4,755
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	4,225	4,202
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,350
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,589
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	3,075	3,170
Fannie Mae, Series 2014-M1, multifamily 3.39% 2023[3,4]	3,600	3,712
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	3,720	3,884
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.477% 2024[3,4]	6,525	6,819
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[3,4]	5,118	5,711
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,946
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,916
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,364
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,016
Private Export Funding Corp. 1.375% 2017	3,750	3,809
Private Export Funding Corp. 1.45% 2019	5,250	5,169
Private Export Funding Corp. 3.55% 2024	8,510	8,938
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 0% 2016	983	988
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.49% 2029[3]	1,765	1,817
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.82% 2032[3]	1,930	2,017
United States Government-Guaranteed Certificates of Participation, Overseas Private
Investment Corp, 3.938% 2032[3]	1,522	1,563
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	340	353
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	489	530
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	208	226
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	857	941
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	2,462	2,657
		926,188

Asset-backed obligations[3] 0.00%

PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	165	165
Total bonds, notes & other debt instruments (cost: $5,519,351,000)		5,633,743

Short-term securities 14.10%

Federal Home Loan Bank 0.04%–0.165% due 6/6–10/24/2014	487,504	487,450
Freddie Mac 0.08%–0.14% due 6/10–9/16/2014	150,500	150,492
John Deere Capital Corp. 0.08% due 6/12/2014[6]	76,000	75,998
Fannie Mae 0.055%–0.09% due 7/23–9/8/2014	38,200	38,196
IBM Corp. 0.06% due 6/27/2014[6]	33,300	33,298
National Rural Utilities Cooperative Finance Corp. 0.08% due 6/23/2014	25,000	24,999

	Principal amount	Value
Short-term securities	(000)	(000)

Chevron Corp. 0.05% due 6/16/2014[6]	$22,000	$ 22,000
General Electric Co. 0.06% due 6/2/2014	19,200	19,200
Federal Farm Credit Banks 0.10% due 6/16/2014	5,000	5,000
Total short-term securities (cost: $856,600,000)		856,633
Total investment securities (cost: $6,375,951,000)		6,490,376
Other assets less liabilities		(413,290)
Net assets		$6,077,086

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $369,000,000 over the prior seven-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
				amount	at 5/31/2014
Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)
Pay	3-month USD-LIBOR	0.4975%	1/8/2016	$ 50,000	$ 88
Receive	3-month USD-LIBOR	1.32125	1/8/2018	30,000	(188)
Receive	3-month USD-LIBOR	1.314	5/20/2018	35,000	(50)
Receive	3-month USD-LIBOR	1.49	11/29/2018	50,000	(72)
Receive	3-month USD-LIBOR	1.619	3/17/2019	14,000	(44)
Receive	3-month USD-LIBOR	2.30773	4/10/2021	38,460	(566)
Receive	3-month USD-LIBOR	2.30769	4/10/2021	92,310	(1,358)
Receive	3-month USD-LIBOR	2.305226	4/10/2021	19,230	(280)
Receive	3-month USD-LIBOR	2.33565	4/11/2021	60,000	(993)
Receive	3-month USD-LIBOR	2.154	5/29/2021	83,000	(253)
Receive	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(1,933)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(1,575)
					$(7,224)

1 A portion of this security was pledged as collateral. The total value of pledged collateral was $21,550,000, which represented .35% of the net assets of the fund.

2 Index-linked bond whose principal amount moves with a government price index.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Coupon rate may change periodically.

5 A portion or all of the security purchased on a TBA basis.

6 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $131,985,000, which represented 2.17% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2014, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 120,438
Gross unrealized depreciation on investment securities	(11,213)
Net unrealized appreciation on investment securities	109,225
Cost of investment securities for federal income tax purposes	6,381,151

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0714O-S42168

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: July 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2014